Schedule of Investments (unaudited) January 31, 2024	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Huntington Ingalls Industries, Inc.	13,260	$3,433,279
L3Harris Technologies, Inc.	122,609	25,554,168
MTU Aero Engines AG, Class N	34,870	8,017,665

		37,005,112

Automobile Components — 2.2%
Aptiv PLC(a)	103,830	8,444,494
Goodyear Tire & Rubber Co.(a)	541,330	7,546,140
Lear Corp.	69,629	9,253,694

		25,244,328

Automobiles — 2.2%
General Motors Co.	655,981	25,452,063

Banks — 4.3%
Citigroup, Inc.	200,260	11,248,604
Citizens Financial Group, Inc.	204,650	6,692,055
First Citizens BancShares, Inc., Class A	15,591	23,542,410
Wells Fargo & Co.	165,590	8,309,306

		49,792,375

Beverages — 0.9%
Constellation Brands, Inc., Class A	21,592	5,291,767
Keurig Dr. Pepper, Inc.	178,158	5,601,288

		10,893,055

Biotechnology — 1.0%
SPDR S&P Biotech ETF(b)	136,775	11,958,238

Building Products — 1.1%
Allegion PLC.	98,230	12,169,715

Capital Markets — 2.7%
Carlyle Group, Inc.	227,103	9,088,662
LPL Financial Holdings, Inc.	13,020	3,114,254
Onex Corp.	44,990	3,321,921
Raymond James Financial, Inc.	145,827	16,067,219

		31,592,056

Chemicals — 2.0%
Axalta Coating Systems Ltd.(a)	198,269	6,427,881
FMC Corp.	104,180	5,854,916
International Flavors & Fragrances, Inc.	137,130	11,063,648

		23,346,445

Consumer Staples Distribution & Retail — 2.1%
Dollar General Corp.	80,160	10,586,731
Dollar Tree, Inc.(a)	103,046	13,459,869

		24,046,600

Containers & Packaging — 3.0%
Crown Holdings, Inc.	135,130	11,959,005
Sealed Air Corp.	668,712	23,104,000

		35,063,005

Electric Utilities — 4.4%
American Electric Power Co., Inc.	181,716	14,199,289
Edison International	98,717	6,661,423
Entergy Corp.	116,530	11,625,033
Exelon Corp.	263,780	9,182,182
PG&E Corp.	564,200	9,518,054

		51,185,981

Electrical Equipment — 0.5%
Acuity Brands, Inc.	24,310	5,789,670

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.0%
Avnet, Inc.	230,770	$10,453,881
Flex Ltd.(a)	502,952	11,940,080
Zebra Technologies Corp., Class A(a)(b)	50,914	12,196,449

		34,590,410

Entertainment — 0.7%
Warner Bros Discovery, Inc., Series A(a)(b)	792,540	7,941,251

Financial Services — 5.5%
Cannae Holdings, Inc.(a)	753,385	15,256,047
Equitable Holdings, Inc.	437,387	14,298,181
Fidelity National Information Services, Inc.	379,004	23,596,789
NCR Atleos Corp.(a)	146,975	3,290,770
SPDR S&P Software & Services ETF	46,800	6,918,912

		63,360,699

Food Products — 2.3%
Kraft Heinz Co.	706,080	26,216,750

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	592,350	22,918,021
Koninklijke Philips NV(a)	629,522	13,317,889

		36,235,910

Health Care Providers & Services — 5.6%
Cardinal Health, Inc.	200,047	21,843,132
Cencora, Inc.	52,579	12,234,082
Fulgent Genetics, Inc.(a)	90,040	2,214,084
Humana, Inc.	24,300	9,186,858
Laboratory Corp. of America Holdings	87,001	19,340,322

		64,818,478

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	134,283	6,569,124

Household Durables — 1.1%
Newell Brands, Inc.	604,631	5,030,530
Panasonic Holdings Corp.	757,000	7,130,014

		12,160,544

Insurance — 4.7%
American International Group, Inc.	184,929	12,854,415
Assurant, Inc.	31,815	5,343,329
Fidelity National Financial, Inc., Class A	287,689	14,393,080
Prudential PLC.	830,940	8,535,887
Willis Towers Watson PLC	51,516	12,688,391

		53,815,102

IT Services — 2.4%
Cognizant Technology Solutions Corp., Class A	280,972	21,668,561
DXC Technology Co.(a)	254,280	5,543,304

		27,211,865

Leisure Products — 1.8%
Hasbro, Inc.	260,133	12,733,511
Mattel, Inc.(a)	474,570	8,490,057

		21,223,568

Life Sciences Tools & Services(a) — 1.6%
Avantor, Inc.	369,660	8,498,483
Fortrea Holdings, Inc.	307,781	9,528,900

		18,027,383

Machinery — 3.5%
CNH Industrial NV	705,511	8,466,132
Fortive Corp.	67,070	5,243,533

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Mid-Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Komatsu Ltd.	425,700	$12,111,144
Westinghouse Air Brake Technologies Corp.	112,420	14,791,099

		40,611,908

Media — 1.2%
Fox Corp., Class A	320,611	10,355,735
Interpublic Group of Cos., Inc.	91,400	3,015,286

		13,371,021

Metals & Mining — 1.0%
Alcoa Corp.	190,946	5,680,643
Barrick Gold Corp.	391,415	6,106,074

		11,786,717

Multi-Utilities — 1.8%
Public Service Enterprise Group, Inc.	174,325	10,109,107
Sempra	153,316	10,971,293

		21,080,400

Oil, Gas & Consumable Fuels — 5.5%
BP PLC, ADR	218,879	7,682,653
Enterprise Products Partners LP	541,050	14,478,498
Kosmos Energy Ltd.(a)	2,794,110	16,932,306
Suncor Energy, Inc.	557,834	18,475,462
Woodside Energy Group Ltd., ADR	293,760	6,133,709

		63,702,628

Pharmaceuticals — 1.3%
Bayer AG, Registered Shares, Class N	284,429	8,850,467
Catalent, Inc.(a)	112,375	5,803,045

		14,653,512

Professional Services — 5.9%
Dun & Bradstreet Holdings, Inc.	1,259,815	14,601,256
Leidos Holdings, Inc.	265,131	29,289,022
SS&C Technologies Holdings, Inc.	387,506	23,645,616

		67,535,894

Residential REITs — 0.8%
Mid-America Apartment Communities, Inc.	69,690	8,807,422

Software — 0.4%
NCR Voyix Corp.(a)	293,920	4,320,624

Specialized REITs — 1.6%
American Tower Corp.	31,420	6,147,323
Crown Castle, Inc.	115,680	12,522,360

		18,669,683

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	97,650	6,527,902
Ross Stores, Inc.	43,709	6,131,499

		12,659,401

Technology Hardware, Storage & Peripherals — 2.4%
HP, Inc.	253,280	7,271,669
Western Digital Corp.(a)	355,330	20,342,642

		27,614,311

Textiles, Apparel & Luxury Goods — 3.9%
Gildan Activewear, Inc., Class A	273,325	9,022,458

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	69,530	$9,989,375
Swatch Group AG	31,399	7,371,193
Tapestry, Inc.	237,352	9,206,884
Under Armour, Inc., Class A(a)	843,450	6,427,089
VF Corp.	177,160	2,916,054

		44,933,053

Tobacco — 1.5%
British American Tobacco PLC, ADR	583,308	17,265,917

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	26,290	2,594,297

Wireless Telecommunication Services — 1.1%
Telephone and Data Systems, Inc.	307,330	5,903,809
Vodafone Group PLC	7,572,629	6,437,799

		12,341,608

Total Common Stocks — 95.2% (Cost: $1,011,361,136)		1,097,658,123

Preferred Securities

Preferred Stocks — 0.7%
Household Products — 0.7%
Henkel AG & Co. KGaA, Preference Shares	107,340	8,228,526

		8,228,526

Total Preferred Securities — 0.7% (Cost: $8,323,013)		8,228,526

Total Long-Term Investments — 95.9% (Cost: $1,019,684,149)		1,105,886,649

Short-Term Securities

Money Market Funds — 6.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(c)(d)	59,361,763	59,361,763
SL Liquidity Series, LLC, Money Market Series, 5.50%(c)(d)(e)	13,283,561	13,288,875

Total Short-Term Securities — 6.3% (Cost: $72,647,249)		72,650,638

Total Investments — 102.2% (Cost: $1,092,331,398)		1,178,537,287

Liabilities in Excess of Other Assets — (2.2)%		(25,523,049)

Net Assets — 100.0%		$1,153,014,238

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Mid-Cap Value Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class .	$64,206,031	$—	$(4,844,268	)(a)	$—	$—	$59,361,763	59,361,763	$2,047,352		$—
SL Liquidity Series, LLC, Money Market Series	14,070,058	—	(782,827	)(a)	(1,320)	2,964	13,288,875	13,283,561	144,701	(b)	—

					$(1,320)	$2,964	$72,650,638		$2,192,053		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$28,987,447	$8,017,665	$—	$37,005,112
Automobile Components	25,244,328	—	—	25,244,328
Automobiles	25,452,063	—	—	25,452,063
Banks	49,792,375	—	—	49,792,375
Beverages	10,893,055	—	—	10,893,055
Biotechnology	11,958,238	—	—	11,958,238
Building Products	12,169,715	—	—	12,169,715
Capital Markets	31,592,056	—	—	31,592,056
Chemicals	23,346,445	—	—	23,346,445
Consumer Staples Distribution & Retail	24,046,600	—	—	24,046,600
Containers & Packaging	35,063,005	—	—	35,063,005
Electric Utilities	51,185,981	—	—	51,185,981

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$5,789,670	$—	$—	$5,789,670
Electronic Equipment, Instruments & Components	34,590,410	—	—	34,590,410
Entertainment	7,941,251	—	—	7,941,251
Financial Services	63,360,699	—	—	63,360,699
Food Products	26,216,750	—	—	26,216,750
Health Care Equipment & Supplies	22,918,021	13,317,889	—	36,235,910
Health Care Providers & Services	64,818,478	—	—	64,818,478
Hotels, Restaurants & Leisure	6,569,124	—	—	6,569,124
Household Durables	5,030,530	7,130,014	—	12,160,544
Insurance	45,279,215	8,535,887	—	53,815,102
IT Services	27,211,865	—	—	27,211,865
Leisure Products	21,223,568	—	—	21,223,568
Life Sciences Tools & Services	18,027,383	—	—	18,027,383
Machinery	28,500,764	12,111,144	—	40,611,908
Media	13,371,021	—	—	13,371,021
Metals & Mining	11,786,717	—	—	11,786,717
Multi-Utilities	21,080,400	—	—	21,080,400
Oil, Gas & Consumable Fuels	63,702,628	—	—	63,702,628
Pharmaceuticals	5,803,045	8,850,467	—	14,653,512
Professional Services	67,535,894	—	—	67,535,894
Residential REITs	8,807,422	—	—	8,807,422
Software	4,320,624	—	—	4,320,624
Specialized REITs	18,669,683	—	—	18,669,683
Specialty Retail	12,659,401	—	—	12,659,401
Technology Hardware, Storage & Peripherals	27,614,311	—	—	27,614,311
Textiles, Apparel & Luxury Goods	37,561,860	7,371,193	—	44,933,053
Tobacco	17,265,917	—	—	17,265,917
Trading Companies & Distributors	2,594,297	—	—	2,594,297
Wireless Telecommunication Services	5,903,809	6,437,799	—	12,341,608
Preferred Securities
Preferred Stocks	—	8,228,526	—	8,228,526
Short-Term Securities
Money Market Funds	59,361,763	—	—	59,361,763

	$1,085,247,828	$80,000,584	$—	1,165,248,412

Investments Valued at NAV(a)				13,288,875

				$1,178,537,287

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	4